                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/06

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/06

                               A SHARES                B SHARES                C SHARES
                            since 7/26/99           since 7/26/99           since 7/26/99
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -9.15%       -9.96%      -9.84%      -9.84%      -9.84%      -9.84%

5-year                    -9.79       -10.85      -10.47      -10.74      -10.47      -10.47

1-year                    19.59        12.74       18.82       13.82       18.82       17.82

6-month                    8.59         2.31        8.37        3.37        8.37        7.37
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN IN THIS REPORT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE OF SHARE CLASSES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

Pacific Stock Exchange (PSE) Technology Index measures the performance of 100 technology stocks from 15 industrial groups. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

MARKET CONDITIONS

As the reporting period opened, technology investors faced a "doom and gloom" environment. Rising interest rates and high energy prices stoked investor demand for energy, utilities, and other more "defensive" stocks. The Gulf Coast hurricanes drove the commodity prices of oil and natural gas to record highs, contributing to diminished expectations for the U.S. economy. However, as consumer confidence rebounded and the economy proved more resilient than expected, investor sentiment appeared to trough in October, setting the stage for a strong broad market rally in November. Consumers' enthusiasm for digital MP3 players also supported investor interest in technology stocks, as did seasonal corporate spending. (Typically, company managements will spend more on technology in the fourth quarter of a calendar year to avoid losing the allocation in next year's budget.)

In January, investors renewed their interest in higher risk stocks, contributing to a marked "January Effect," a historical trend in which the market rallies strongly in the first month of the year. Technology stocks were among the groups leading the charge, with semiconductors and semiconductor capital equipment, software, and Internet-related stocks advancing with particular strength. The market's upward momentum slowed in February, as investors paused to consider disappointing economic data and less positive corporate earnings news.

PERFORMANCE ANALYSIS

The fund returned 8.59 percent for the six months ended February 28, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Pacific Stock Exchange (PSE) Technology Index, returned 7.57 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

----------------------------------------------------------------
                                    PACIFIC STOCK EXCHANGE
      CLASS A   CLASS B   CLASS C      TECHNOLOGY INDEX

       8.59%     8.37%     8.37%            7.57%
----------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Select Internet, computer hardware and semiconductor holdings were among the fund's notable contributors to gains during the period. Positive company-specific factors helped drive these companies' growth, and many continued to be leaders in their product markets. In addition, key industry trends bolstered investors' enthusiasm. For example, Internet-related companies have been the beneficiaries of increased advertising spending, as companies move their advertising dollars away from traditional print and broadcast media. In the semiconductor industry, seasonal year-end budget spending boosted demand for chips.

On the negative side, biotechnology stocks slowed the fund's pace. Although they performed very well earlier in 2005, biotechnology stocks gave back some of their gains in the second half of the calendar year. However, we continue to believe in the long-term prospects for health care companies developing cutting edge drugs and other medical advancements. In addition, consistent with the fund's focus on technology, science, and communications, we believe these health care companies are an important source of growth potential and diversification.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/06
Google, Inc., Class A                                             3.2%
Hewlett-Packard Co.                                               3.1
Genentech, Inc.                                                   3.0
eBay, Inc.                                                        2.8
Amgen, Inc.                                                       2.6
Genzyme Corp.                                                     2.4
Millipore Corp.                                                   2.4
Lockheed Martin Corp.                                             2.4
Apple Computer, Inc.                                              2.4
Broadcom Corp., Class A                                           2.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/06
Semiconductors                                                   15.2%
Biotechnology                                                    12.9
Computer Hardware                                                 8.8
Communications Equipment                                          7.9
Application Software                                              7.0
Data Processing & Outsourced Services                             6.8
Internet Software & Services                                      5.4
Semiconductor Equipment                                           5.4
Aerospace & Defense                                               5.3
Health Care Equipment                                             4.7
Internet Retail                                                   3.7
Systems Software                                                  3.3
Computer Storage & Peripherals                                    2.6
Health Care Supplies                                              2.4
Electronic Equipment Manufacturers                                2.2
Home Entertainment Software                                       1.7
Managed Health Care                                               1.4
Electronic Manufacturing Services                                 1.3
IT Consulting & Other Services                                    0.9
Specialized Finance                                               0.7
Health Care Services                                              0.7
                                                                -----
Total Investments                                               100.3%
Liabilities in Excess of Other Assets                            (0.3)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

       Proxy Voting Policy and Procedures and Proxy Voting Record You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/05 - 2/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05           2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00        $1,085.89          $11.90
  Hypothetical................................     1,000.00         1,013.39           11.48
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,083.69           15.91
  Hypothetical................................     1,000.00         1,009.49           15.35
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,083.69           15.91
  Hypothetical................................     1,000.00         1,009.49           15.35
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.30%, 3.08% and 3.08% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  100.3%
AEROSPACE & DEFENSE  5.3%
Goodrich Corp. .............................................   100,000    $  4,184,000
Lockheed Martin Corp. ......................................    95,000       6,922,650
Raytheon Co. ...............................................    95,000       4,123,000
                                                                          ------------
                                                                            15,229,650
                                                                          ------------
APPLICATION SOFTWARE  7.0%
Adobe Systems, Inc. (a).....................................   100,000       3,862,000
Autodesk, Inc. (a)..........................................   100,000       3,765,000
Citrix Systems, Inc. (a)....................................    50,000       1,618,000
Cognos, Inc. (Canada) (a)...................................    95,000       3,633,750
SAP AG--ADR (Germany).......................................   100,000       5,110,000
Synopsys, Inc. (a)..........................................   100,000       2,187,000
                                                                          ------------
                                                                            20,175,750
                                                                          ------------
BIOTECHNOLOGY  12.9%
Amgen, Inc. (a).............................................   100,000       7,549,000
Biogen Idec, Inc. (a).......................................    75,000       3,543,750
Celgene Corp. (a)...........................................   100,000       3,800,000
Genentech, Inc. (a).........................................   100,000       8,569,000
Genzyme Corp. (a)...........................................   100,000       6,934,000
Gilead Sciences, Inc. (a)...................................    50,000       3,113,500
MedImmune, Inc. (a).........................................    95,000       3,466,550
                                                                          ------------
                                                                            36,975,800
                                                                          ------------
COMMUNICATIONS EQUIPMENT  7.9%
ADC Telecommunications, Inc. (a)............................   100,000       2,532,000
Cisco Systems, Inc. (a).....................................   125,000       2,530,000
Corning, Inc. (a)...........................................   100,000       2,441,000
Harris Corp. ...............................................   100,000       4,568,000
Juniper Networks, Inc. (a)..................................   100,000       1,839,000
Motorola, Inc. .............................................   100,000       2,140,000
Nokia Corp.--ADR (Finland)..................................   100,000       1,858,000
QUALCOMM, Inc. .............................................   100,000       4,721,000
                                                                          ------------
                                                                            22,629,000
                                                                          ------------
COMPUTER HARDWARE  8.8%
Apple Computer, Inc. (a)....................................   100,000       6,854,000
Dell Computer Corp. (a).....................................   200,000       5,800,000
Hewlett-Packard Co. ........................................   275,000       9,022,750
NCR Corp. (a)...............................................    90,000       3,608,100
                                                                          ------------
                                                                            25,284,850
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  2.6%
Network Appliance, Inc. (a).................................   100,000       3,316,000
QLogic Corp. (a)............................................   100,000       4,114,000
                                                                          ------------
                                                                             7,430,000
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  6.8%
Automatic Data Processing, Inc. ............................   100,000       4,619,000
Computer Sciences Corp. (a).................................    95,000       5,162,300

 8                                             See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
DST Systems, Inc. (a).......................................    95,000    $  5,341,850
First Data Corp. ...........................................   100,000       4,513,000
                                                                          ------------
                                                                            19,636,150
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  2.2%
Agilent Technologies, Inc. (a)..............................   100,000       3,600,000
Sunpower Corp., Class A (a).................................    65,000       2,853,500
                                                                          ------------
                                                                             6,453,500
                                                                          ------------
ELECTRONIC MANUFACTURING SERVICES  1.3%
Jabil Circuit, Inc. (a).....................................   100,000       3,785,000
                                                                          ------------

HEALTH CARE EQUIPMENT  4.7%
Medtronic, Inc. ............................................   100,000       5,395,000
St. Jude Medical, Inc. (a)..................................   100,000       4,560,000
Thermo Electron Corp. (a)...................................   100,000       3,462,000
                                                                          ------------
                                                                            13,417,000
                                                                          ------------
HEALTH CARE SERVICES  0.7%
Allscripts Healthcare Solutions, Inc. (a)...................   100,000       1,875,000
                                                                          ------------

HEALTH CARE SUPPLIES  2.4%
Millipore Corp. (a).........................................   100,000       6,933,000
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  1.7%
Electronic Arts, Inc. (a)...................................    95,000       4,937,150
                                                                          ------------

INTERNET RETAIL  3.7%
eBay, Inc. (a)..............................................   200,000       8,012,000
VistaPrint Ltd. (Bermuda) (a)...............................    75,000       2,712,000
                                                                          ------------
                                                                            10,724,000
                                                                          ------------
INTERNET SOFTWARE & SERVICES  5.4%
Google, Inc., Class A (a)...................................    25,000       9,065,500
Yahoo!, Inc. (a)............................................   200,000       6,412,000
                                                                          ------------
                                                                            15,477,500
                                                                          ------------
IT CONSULTING & OTHER SERVICES  0.9%
Satyam Computer Services Ltd.--ADR (India)..................    60,000       2,469,000
                                                                          ------------

MANAGED HEALTH CARE  1.4%
Healthspring, Inc. (a)......................................   165,000       3,894,000
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  5.4%
Applied Materials, Inc. ....................................   100,000       1,834,000
KLA-Tencor Corp. ...........................................    95,000       4,961,850
Lam Research Corp. (a)......................................    95,000       4,094,500

See Notes to Financial Statements                                              9

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (CONTINUED)
Novellus Systems, Inc. (a)..................................   105,000    $  2,806,650
Teradyne, Inc. (a)..........................................   100,000       1,679,000
                                                                          ------------
                                                                            15,376,000
                                                                          ------------
SEMICONDUCTORS  15.2%
Advanced Micro Devices, Inc. (a)............................   105,000       4,060,350
Altera Corp. (a)............................................   110,000       2,204,400
Analog Devices, Inc. .......................................   100,000       3,814,000
Broadcom Corp., Class A (a).................................   150,000       6,763,500
Cypress Semiconductor Corp. (a).............................   100,000       1,776,000
Integrated Device Technology, Inc. (a)......................   125,000       1,856,250
Intel Corp. ................................................   100,000       2,060,000
Linear Technology Corp. ....................................   100,000       3,686,000
Marvell Technology Group Ltd. (Bermuda) (a).................    55,000       3,367,100
Maxim Integrated Products, Inc. ............................   105,000       4,104,450
Micron Technology, Inc. (a).................................   100,000       1,551,000
National Semiconductor Corp. ...............................   100,000       2,805,000
Texas Instruments, Inc. ....................................   100,000       2,985,000
Xilinx, Inc. ...............................................   100,000       2,728,000
                                                                          ------------
                                                                            43,761,050
                                                                          ------------
SPECIALIZED FINANCE  0.7%
Chicago Mercantile Exchange Holdings, Inc. .................     5,000       2,128,000
                                                                          ------------

SYSTEMS SOFTWARE  3.3%
McAfee, Inc. (a)............................................   100,000       2,326,000
Microsoft Corp. ............................................   200,000       5,380,000
Symantec Corp. (a)..........................................   100,000       1,689,000
                                                                          ------------
                                                                             9,395,000
                                                                          ------------

TOTAL INVESTMENTS  100.3%
  (Cost $227,319,733)..................................................    287,986,400
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..........................       (956,070)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $287,030,330
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $227,319,733).......................  $   287,986,400
Receivables:
  Investments Sold..........................................        1,424,758
  Fund Shares Sold..........................................          196,921
  Dividends.................................................          100,300
Other.......................................................           64,301
                                                              ---------------
    Total Assets............................................      289,772,680
                                                              ---------------
LIABILITIES:
Payables:
  Distributor and Affiliates................................          683,088
  Fund Shares Repurchased...................................          629,114
  Custodian Bank............................................          602,033
  Investment Advisory Fee...................................          199,848
Accrued Expenses............................................          525,247
Trustees' Deferred Compensation and Retirement Plans........          103,020
                                                              ---------------
    Total Liabilities.......................................        2,742,350
                                                              ---------------
NET ASSETS..................................................  $   287,030,330
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 1,783,566,302
Net Unrealized Appreciation.................................       60,666,667
Accumulated Net Investment Loss.............................       (3,486,259)
Accumulated Net Realized Loss...............................   (1,553,716,380)
                                                              ---------------
NET ASSETS..................................................  $   287,030,330
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $116,503,300 and 21,923,645 shares of
    beneficial interest issued and outstanding).............  $          5.31
    Maximum sales charge (5.75%* of offering price).........              .32
                                                              ---------------
    Maximum offering price to public........................  $          5.63
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $140,001,913 and 27,741,026 shares of
    beneficial interest issued and outstanding).............  $          5.05
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,525,117 and 6,047,563 shares of
    beneficial interest issued and outstanding).............  $          5.05
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $88).........  $   544,911
Interest....................................................        7,668
                                                              -----------
    Total Income............................................      552,579
                                                              -----------
EXPENSES:
Shareholder Services........................................    1,384,279
Investment Advisory Fee.....................................    1,286,848
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $140,367, $706,342 and $154,134,
  respectively).............................................    1,000,843
Custody.....................................................       33,665
Legal.......................................................       27,199
Trustees' Fees and Related Expenses.........................       12,861
Other.......................................................      214,540
                                                              -----------
    Total Expenses..........................................    3,960,235
    Less Credits Earned on Cash Balances....................        4,310
                                                              -----------
    Net Expenses............................................    3,955,925
                                                              -----------
NET INVESTMENT LOSS.........................................  $(3,403,346)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $21,625,853
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   55,412,586
  End of the Period.........................................   60,666,667
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,254,081
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $26,879,934
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $23,476,588
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2006    AUGUST 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................    $ (3,403,346)       $ (6,536,596)
Net Realized Gain.......................................      21,625,853          44,721,331
Net Unrealized Appreciation During the Period...........       5,254,081          29,009,451
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      23,476,588          67,194,186
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      12,650,904          23,480,547
Cost of Shares Repurchased..............................     (38,790,856)        (91,076,789)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (26,139,952)        (67,596,242)
                                                            ------------        ------------
TOTAL DECREASE IN NET ASSETS............................      (2,663,364)           (402,056)
NET ASSETS:
Beginning of the Period.................................     289,693,694         290,095,750
                                                            ------------        ------------
End of the Period (Including accumulated net investment
  loss of $3,486,259 and $82,913, respectively).........    $287,030,330        $289,693,694
                                                            ============        ============

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED AUGUST 31,
CLASS A SHARES                FEBRUARY 28,    -----------------------------------------------
                                  2006         2005      2004      2003      2002      2001
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............     $ 4.89       $ 3.88    $ 3.93    $ 2.90    $  5.49   $ 26.81
                                 ------       ------    ------    ------    -------   -------
  Net Investment Loss (a)...       (.05)        (.08)     (.09)     (.08)      (.11)     (.18)
  Net Realized and
    Unrealized Gain/Loss....        .47         1.09       .04      1.11      (2.48)   (21.14)
                                 ------       ------    ------    ------    -------   -------
Total from Investment
  Operations................        .42         1.01      (.05)     1.03      (2.59)   (21.32)
                                 ------       ------    ------    ------    -------   -------
NET ASSET VALUE, END OF THE
  PERIOD....................     $ 5.31       $ 4.89    $ 3.88    $ 3.93    $  2.90   $  5.49
                                 ======       ======    ======    ======    =======   =======

Total Return (b)............      8.59%*      26.03%    -1.27%    35.52%    -47.18%   -79.51%
Net Assets at End of the
  Period (In millions)......     $116.5       $113.1    $108.7    $125.3    $ 103.5   $ 198.8
Ratio of Expenses to Average
  Net Assets................      2.30%        2.42%     2.34%     2.88%      2.39%     1.65%
Ratio of Net Investment Loss
  to Average Net Assets.....     (1.91%)      (1.72%)   (2.13%)   (2.73%)    (2.31%)   (1.48%)
Portfolio Turnover..........        43%*         93%      180%      152%       142%      274%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED AUGUST 31,
CLASS B SHARES                FEBRUARY 28,    -----------------------------------------------
                                  2006         2005      2004      2003      2002      2001
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............     $ 4.66       $ 3.73    $ 3.81    $ 2.83    $  5.41   $ 26.59
                                 ------       ------    ------    ------    -------   -------
  Net Investment Loss (a)...       (.06)        (.11)     (.12)     (.10)      (.14)     (.28)
  Net Realized and
    Unrealized Gain/Loss....        .45         1.04       .04      1.08      (2.44)   (20.90)
                                 ------       ------    ------    ------    -------   -------
Total from Investment
  Operations................        .39          .93      (.08)      .98      (2.58)   (21.18)
                                 ------       ------    ------    ------    -------   -------
NET ASSET VALUE, END OF THE
  PERIOD....................     $ 5.05       $ 4.66    $ 3.73    $ 3.81    $  2.83   $  5.41
                                 ======       ======    ======    ======    =======   =======

Total Return (b)............      8.37%*      24.93%    -2.10%    34.63%    -47.69%   -79.65%
Net Assets at End of the
  Period (In millions)......     $140.0       $144.8    $146.7    $172.7    $ 133.8   $ 288.4
Ratio of Expenses to Average
  Net Assets................      3.08%        3.19%     3.11%     3.65%      3.16%     2.40%
Ratio of Net Investment Loss
  to Average Net Assets.....     (2.69%)      (2.49%)   (2.91%)   (3.50%)    (3.08%)   (2.24%)
Portfolio Turnover..........        43%*         93%      180%      152%       142%      274%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED AUGUST 31,
CLASS C SHARES                FEBRUARY 28,    -----------------------------------------------
                                  2006         2005      2004      2003      2002      2001
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............     $ 4.66       $ 3.73    $ 3.81    $ 2.83    $  5.41   $ 26.59
                                 ------       ------    ------    ------    -------   -------
  Net Investment Loss (a)...       (.06)        (.11)     (.12)     (.10)      (.14)     (.28)
  Net Realized and
    Unrealized Gain/Loss....        .45         1.04       .04      1.08      (2.44)   (20.90)
                                 ------       ------    ------    ------    -------   -------
Total from Investment
  Operations................        .39          .93      (.08)      .98      (2.58)   (21.18)
                                 ------       ------    ------    ------    -------   -------
NET ASSET VALUE, END OF THE
  PERIOD....................     $ 5.05       $ 4.66    $ 3.73    $ 3.81    $  2.83   $  5.41
                                 ======       ======    ======    ======    =======   =======

Total Return (b)............      8.37%*      24.93%    -2.10%    34.63%    -47.69%   -79.65%
Net Assets at End of the
  Period (In millions)......     $ 30.5       $ 31.8    $ 34.7    $ 43.4    $  34.7   $  80.3
Ratio of Expenses to Average
  Net Assets................      3.08%        3.19%     3.11%     3.66%      3.16%     2.40%
Ratio of Net Investment Loss
  to Average Net Assets.....     (2.69%)      (2.49%)   (2.91%)   (3.51%)    (3.08%)   (2.23%)
Portfolio Turnover..........        43%*         93%      180%      152%       142%      274%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999. The Fund offers Class A shares, Class B shares and Class C shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $1,571,660,948, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$ 143,534,095...............................................    August 31, 2009
1,245,430,493...............................................    August 31, 2010
  182,696,360...............................................    August 31, 2011

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $230,361,691
                                                                ============
Gross tax unrealized appreciation...........................    $ 64,426,942
Gross tax unrealized depreciation...........................      (6,802,233)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 57,624,709
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2006, the Fund's custody fee was reduced by $4,310 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................        .90%
Next $500 million...........................................        .85%
Over $1 billion.............................................        .80%

    For the six months ended February 28, 2006, the Fund recognized expenses of approximately $3,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $36,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $1,233,300, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $55,073 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $58,682.

    For the six months ended February 28, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $25,100 and CDSC on redeemed shares of approximately $83,400. Sales charges do not represent expenses to the Fund.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2006 and the year ended August 31, 2005, transactions were as follows:

                                           FOR THE                            FOR THE
                                      SIX MONTHS ENDED                      YEAR ENDED
                                      FEBRUARY 28, 2006                   AUGUST 31, 2005
                                -----------------------------       ---------------------------
                                  SHARES            VALUE             SHARES          VALUE
Sales:
  Class A...................     1,635,948       $  8,343,226         3,114,080    $ 13,893,091
  Class B...................       700,418          3,434,693         1,905,158       8,110,653
  Class C...................       178,712            872,985           348,186       1,476,803
                                ----------       ------------       -----------    ------------
Total Sales.................     2,515,078       $ 12,650,904         5,367,424    $ 23,480,547
                                ==========       ============       ===========    ============
Repurchases:
  Class A...................    (2,863,180)      $(14,574,532)       (7,975,539)   $(35,579,787)
  Class B...................    (4,052,157)       (19,619,074)      (10,177,343)    (43,436,122)
  Class C...................      (952,226)        (4,597,250)       (2,824,822)    (12,060,880)
                                ----------       ------------       -----------    ------------
Total Repurchases...........    (7,867,563)      $(38,790,856)      (20,977,704)   $(91,076,789)
                                ==========       ============       ===========    ============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2006, the Fund received redemption fees of approximately $1,700, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $124,628,365 and $154,529,895, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $26,672,900 and $211,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

AMY R. DOBERMAN
Vice President

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  77, 177, 277
                                                                 TECH SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00908P-Y02/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 02/28/06

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 9/26/01        since 9/26/01        since 9/26/01      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         12.27%     10.78%    11.48%     11.24%    11.73%     11.73%      13.21%

1-year                  16.11       9.42     15.25      10.25     15.26      14.26          NA

6-month                 14.91       8.27     14.50       9.50     14.52      13.52       15.10
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I Shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free Index ex-USA is representative of world stock markets, excluding the United States. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

MARKET CONDITIONS

Although global economic growth began to show signs of slowing, stock markets performed well in the six-month period. Mounting inflationary pressures were also a cause for concern, given the high commodity prices for energy and raw materials and rising global interest rates. The U.S. economy remained on a moderate pace, withstanding the Gulf Coast hurricanes without falling into recession. This resilience helped sustain international economies, which rely to a considerable extent on the spending appetites of the U.S. consumer.

Japan's economy showed further improvements during the period. While conditions had been progressing for most of 2005, the reelection of Prime Minister Koizumi in September prompted a sharp advance in Japan's stock market. Koizumi's postal privatization bill and the prospects for additional reforms bolstered investor confidence and attracted foreign investment. In fact, by the end of the reporting period, Japan's market began to appear overvalued relative to other international markets.

In Europe, a sluggish economy began to gain momentum. After leaving interest rates untouched for nearly two years, the European Central Bank acknowledged the pick-up in economic activity with an interest rate hike. Export strength was a key driver of growth, due to robust demand from Eastern Europe, Asia and the United States. Germany's stock market initially reflected disappointment in its election results, but the new administration gradually came to be accepted as a potential long-term positive. In the United Kingdom, consumer trends, which had been weak since the collapse of the U.K. real estate market, did stabilize.

Emerging markets continued to generate very strong gains. High commodity prices bolstered many economies, as some emerging market countries are among the world's leaders in the production of certain commodities. The region continued to attract foreign investment, given the strong fundamentals, cheap valuations, and rising corporate earnings.

PERFORMANCE ANALYSIS

The fund returned 14.91 percent for the six months ended February 28, 2006 (Class A shares, unadjusted for sales charges), underperforming its benchmark, the MSCI All Country (AC) World Free Index ex-USA, which returned 16.98 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

-----------------------------------------------------------------
                                                 MSCI AC
                                               WORLD FREE
      CLASS A   CLASS B   CLASS C   CLASS I   INDEX EX-USA

      14.91%    14.50%    14.52%    15.10%       16.98%
-----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information, and index definition.

Relative to the benchmark, significant contributors to positive performance came from strong stock selection among the financials, transportation, and health care sectors. In financials, Asian banks generated outsized gains as many Asian economies were strengthening or were already strong relative to other world economies. Within the transportation sector, the fund's exposure to airline stocks in Asia and Latin America benefited from key trends. Increased competition from budget carriers had less impact on the Asian legacy carriers than on legacy carriers in other countries. In Latin America, sentiment improved regarding the damage caused by the 2005 hurricane season, and tourism rebuilding -- especially in Mexico-- provided a positive backdrop for airline-related holdings in the region. Health care holdings that added to relative gains were primarily small health care companies involved in drug discovery and other cutting-edge developments. These more nimble innovators produced better growth than their large-cap counterparts, as the smaller companies' prospects have not been dampened by ongoing patent litigation and generic competition.

In contrast, the fund lost ground in its telecommunications holdings, as European telecom carriers continued to struggle in a changing industry landscape. Rising competition from wireless and cable providers continued to stifle growth at the large, landline carriers. The fund's capital goods stocks, whose performance is tied strongly to economic cycles, languished in a slowing global economy. Another area of weakness for the fund was in food and staples retailing. The rising costs of energy, transportation, and packaging--combined with the inability to pass these costs through to consumers--resulted in compressed profit margins for companies in this industry.

In December 2005, a new management team took the fund's helm. As outlined in the prospectus, our team uses a bottom-up investment approach that emphasizes security selection and disposition on an individual company basis. We seek growth companies, focusing on securities believed to offer strong business fundamentals at an attractive valuation.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/06
Standard Chartered Plc                                            3.2%
Esprit Holdings, Ltd.                                             3.0
Singapore Airlines, Ltd.                                          2.5
SABMiller Plc                                                     2.5
UniCredito Italiano S.p.A.                                        2.4
Angiotech Pharmaceuticals, Inc.                                   2.4
Hypo Real Estate Holding, AG                                      2.4
Shire Plc                                                         2.3
Li & Fung, Ltd.                                                   2.3
Gestevision Telecinco, SA                                         2.3

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/28/06
United Kingdom                                                   15.9%
Spain                                                            11.1
Bermuda                                                           9.2
Germany                                                           8.3
Australia                                                         7.1
Singapore                                                         6.3
Canada                                                            4.5
Taiwan-Republic of China                                          3.9
Japan                                                             3.8
Mexico                                                            3.7
Italy                                                             3.4
Switzerland                                                       3.2
Greece                                                            3.1
Denmark                                                           2.1
British Virgin Islands                                            1.8
South Africa                                                      1.5
Hong Kong                                                         1.5
Israel                                                            1.5
Cayman Islands                                                    1.5
Ireland                                                           1.1
Brazil                                                            0.8
                                                                -----
Total Long-Term Investments                                      95.3%
Short-Term Investments                                            3.5
Foreign Currency                                                  1.1
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/01/05 - 2/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05           2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00        $1,149.07          $8.79
  Hypothetical................................     1,000.00         1,016.59           8.25
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,145.00          12.76
  Hypothetical................................     1,000.00         1,012.89          11.98
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,145.22          12.77
  Hypothetical................................     1,000.00         1,012.89          11.98
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,150.98           7.47
  Hypothetical................................     1,000.00         1,017.79           7.00
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, 2.40%, 2.40%, and 1.40% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  95.3%
AUSTRALIA  7.1%
A.B.C. Learning Centres, Ltd. ..............................   435,923     $  2,445,401
Computershare, Ltd. ........................................   571,800        2,864,475
DCA Group, Ltd. ............................................   809,800        2,104,230
McGuigan Simeon Wines, Ltd. ................................   871,100        1,991,313
                                                                           ------------
                                                                              9,405,419
                                                                           ------------
BERMUDA  9.2%
Axis Capital Holdings, Ltd. ................................    77,144        2,388,378
Esprit Holdings, Ltd. ......................................   511,000        3,922,355
Li & Fung, Ltd. ............................................  1,540,000       3,105,243
Willis Group Holdings, Ltd. ................................    80,700        2,779,308
                                                                           ------------
                                                                             12,195,284
                                                                           ------------
BRAZIL  0.8%
Petroleo Brasileiro, SA--ADR (a)............................    12,509        1,095,038
                                                                           ------------

BRITISH VIRGIN ISLANDS  1.8%
Nam Tai Electronics, Inc. ..................................   109,000        2,395,820
                                                                           ------------

CANADA  4.5%
Angiotech Pharmaceuticals, Inc. (a).........................   208,100        3,231,793
SunOpta, Inc. (a)...........................................   365,400        2,751,462
                                                                           ------------
                                                                              5,983,255
                                                                           ------------
CAYMAN ISLANDS  1.5%
Global Bio-chem Technology Group Co., Ltd. .................  3,542,000       1,996,417
                                                                           ------------

DENMARK  2.1%
Danske Bank A/S.............................................    76,600        2,731,376
                                                                           ------------

GERMANY  8.3%
Adidas-Salomon, AG..........................................    14,716        2,876,406
Grenkeleasing, AG...........................................    13,512          805,645
Hypo Real Estate Holding, AG................................    47,869        3,145,308
Schering, AG................................................    37,600        2,700,963
United Internet, AG.........................................    29,550        1,460,985
                                                                           ------------
                                                                             10,989,307
                                                                           ------------
GREECE  3.1%
Cosmote Mobile Telecommunications, SA.......................    82,910        1,777,162
Germanos, SA................................................   112,890        2,355,973
                                                                           ------------
                                                                              4,133,135
                                                                           ------------
HONG KONG  1.5%
Lenovo Group, Ltd. .........................................  5,002,000       2,051,973
                                                                           ------------

IRELAND  1.1%
ICON Plc--ADR (a)...........................................    29,800        1,430,400
                                                                           ------------

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
---------------------------------------------------------------------------------------
ISRAEL  1.5%
Teva Pharmaceutical Industries, Ltd.--ADR...................    48,668     $  2,043,569
                                                                           ------------

ITALY  3.4%
Banca Monte dei Paschi di Siena S.p.A. (a)..................   253,816        1,312,356
UniCredito Italiano S.p.A. .................................   446,039        3,243,117
                                                                           ------------
                                                                              4,555,473
                                                                           ------------
JAPAN  3.8%
DAITO Trust Construction Co., Ltd. .........................    60,100        2,820,730
OSG Corp. ..................................................   122,700        2,277,008
                                                                           ------------
                                                                              5,097,738
                                                                           ------------
MEXICO  3.7%
Fomento Economico Mexicano SA de CV, Class B--ADR...........    25,400        2,209,546
Grupo Aeroportuario del Sureste SA de CV, Class B--ADR......    80,600        2,719,444
                                                                           ------------
                                                                              4,928,990
                                                                           ------------
SINGAPORE  6.3%
Cosco Corp., Ltd. ..........................................  3,560,000       2,595,000
Flextronics International, Ltd. (a).........................   230,083        2,482,596
Singapore Airlines, Ltd. ...................................   363,000        3,291,349
                                                                           ------------
                                                                              8,368,945
                                                                           ------------
SOUTH AFRICA  1.5%
Aspen Pharmacare Holdings, Ltd. (a).........................   317,600        2,053,078
                                                                           ------------

SPAIN  11.1%
Antena 3 de Television, SA..................................   110,300        2,925,358
Banco Bilbao Vizcaya Argentaria, SA.........................    98,502        2,005,228
Banco Santander Central Hispano, SA.........................   142,300        2,077,907
Gestevision Telecinco, SA...................................   123,941        3,023,551
Industria de Diseno Textil, SA..............................    76,259        2,736,030
Telefonica, SA..............................................   124,764        1,923,340
                                                                           ------------
                                                                             14,691,414
                                                                           ------------
SWITZERLAND  3.2%
Kudelski, SA................................................    57,100        1,607,766
UBS, AG.....................................................    24,823        2,631,559
                                                                           ------------
                                                                              4,239,325
                                                                           ------------
TAIWAN-REPUBLIC OF CHINA  3.9%
Hon Hai Precision Industry Co., Ltd. .......................   416,493        2,630,785
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR...........   262,200        2,551,206
                                                                           ------------
                                                                              5,181,991
                                                                           ------------
UNITED KINGDOM  15.9%
BP Plc......................................................   262,336        2,894,783
Carnival Plc................................................    33,758        1,856,080
Man Group Plc...............................................    71,667        2,904,486
Royal Bank of Scotland Group Plc............................    85,018        2,845,444
SABMiller Plc...............................................   164,600        3,272,064

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
---------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Shire Plc...................................................   197,428     $  3,109,157
Standard Chartered Plc......................................   160,608        4,194,605
                                                                           ------------
                                                                             21,076,619
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  95.3%
  (Cost $120,599,423)..................................................     126,644,566

REPURCHASE AGREEMENT  3.5%
State Street Bank & Trust Co. ($4,635,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.49%, dated 02/28/06, to be sold on 03/01/06 at $4,635,578)
  (Cost $4,635,000)....................................................       4,635,000
                                                                           ------------

TOTAL INVESTMENTS  98.8%
  (Cost $125,234,423)..................................................     131,279,566
FOREIGN CURRENCY  1.1%
  (Cost $1,477,642)....................................................       1,482,747
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%............................         105,910
                                                                           ------------

NET ASSETS  100.0%.....................................................    $132,868,223
                                                                           ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

Securities with total market value equal to $98,566,006 at February 28, 2006 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
Diversified Banks...........................................  $ 18,410,033      13.9%
Pharmaceuticals.............................................     9,906,767        7.5
Electronic Manufacturing Services...........................     7,509,201        5.6
Apparel Retail..............................................     6,658,386        5.0
Broadcasting & Cable TV.....................................     5,948,909        4.5
Integrated Oil & Gas........................................     3,989,821        3.0
Airlines....................................................     3,291,349        2.5
Brewers.....................................................     3,272,064        2.5
Biotechnology...............................................     3,231,793        2.4
Thrifts & Mortgage Finance..................................     3,145,308        2.4
Distributors................................................     3,105,243        2.3
Asset Management & Custody Banks............................     2,904,486        2.2
Apparel, Accessories & Luxury Goods.........................     2,876,406        2.2
Data Processing & Outsourced Services.......................     2,864,475        2.2
Homebuilding................................................     2,820,730        2.1
Insurance Brokers...........................................     2,779,308        2.1
Packaged Foods & Meats......................................     2,751,462        2.1
Airport Services............................................     2,719,444        2.0
Diversified Capital Markets.................................     2,631,559        2.0
Marine......................................................     2,595,000        1.9
Semiconductors..............................................     2,551,206        1.9
Education Services..........................................     2,445,401        1.8
Property & Casualty Insurance...............................     2,388,378        1.8
Computer & Electronics Retail...............................     2,355,973        1.8
Industrial Machinery........................................     2,277,008        1.7
Soft Drinks.................................................     2,209,546        1.7
Health Care Facilities......................................     2,104,230        1.6
Computer Hardware...........................................     2,051,973        1.5
Agricultural Products.......................................     1,996,417        1.5
Distillers & Vintners.......................................     1,991,313        1.5
Integrated Telecommunication Services.......................     1,923,339        1.4
Hotels, Resorts & Cruise Lines..............................     1,856,080        1.4
Wireless Telecommunication Services.........................     1,777,162        1.3
Electronic Equipment Manufacturers..........................     1,607,766        1.2
Internet Software & Services................................     1,460,985        1.1
Health Care Services........................................     1,430,400        1.1
Specialized Finance.........................................       805,645        0.6
                                                              ------------       ----
                                                              $126,644,566      95.3%
                                                              ============       ====

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $125,234,423).......................  $131,279,566
Foreign Currency (Cost $1,477,642)..........................     1,482,747
Cash........................................................           701
Receivables:
  Fund Shares Sold..........................................       404,175
  Dividends.................................................       169,717
  Interest..................................................           578
Other.......................................................        70,947
                                                              ------------
    Total Assets............................................   133,408,431
                                                              ------------
LIABILITIES:
Payables:
  Distributor and Affiliates................................       103,556
  Investment Advisory Fee...................................        93,636
  Fund Shares Repurchased...................................        92,993
Accrued Expenses............................................       142,875
Trustees' Deferred Compensation and Retirement Plans........       107,148
                                                              ------------
    Total Liabilities.......................................       540,208
                                                              ------------
NET ASSETS..................................................  $132,868,223
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $111,334,244
Accumulated Net Realized Gain...............................    16,034,802
Net Unrealized Appreciation.................................     6,055,786
Accumulated Undistributed Net Investment Income.............      (556,609)
                                                              ------------
NET ASSETS..................................................  $132,868,223
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $89,246,042 and 6,306,658 shares of
    beneficial interest issued and outstanding).............  $      14.15
    Maximum sales charge (5.75%* of offering price).........           .86
                                                              ------------
    Maximum offering price to public........................  $      15.01
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,284,102 and 1,817,442 shares of
    beneficial interest issued and outstanding).............  $      13.91
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,881,849 and 632,174 shares of
    beneficial interest issued and outstanding).............  $      14.05
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $9,456,230 and 668,274 shares of
    beneficial interest issued
    and outstanding)........................................  $      14.15
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $48,399).....  $   551,818
Interest....................................................       81,858
                                                              -----------
    Total Income............................................      633,676
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      541,025
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $97,059, $123,899, $40,160 and $0,
  respectively).............................................      261,118
Shareholder Services........................................      115,355
Legal.......................................................       41,311
Custody.....................................................       35,256
Trustees' Fees and Related Expenses.........................       12,439
Other.......................................................      133,299
                                                              -----------
    Total Expenses..........................................    1,139,803
    Investment Advisory Fee Reduction.......................       34,169
    Less Credits Earned on Cash Balances....................        2,921
                                                              -----------
    Net Expenses............................................    1,102,713
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (469,037)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $23,741,893
  Foreign Currency Transactions.............................      113,767
                                                              -----------
Net Realized Gain...........................................   23,855,660
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,513,302
                                                              -----------
  End of the Period:
    Investments.............................................    6,045,143
    Foreign Currency Translation............................       10,643
                                                              -----------
                                                                6,055,786
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,457,516)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $17,398,144
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $16,929,107
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2006    AUGUST 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..............................    $   (469,037)       $    692,763
Net Realized Gain.......................................      23,855,660           5,454,017
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (6,457,516)          3,694,959
                                                            ------------        ------------
Change in Net Assets from Operations....................      16,929,107           9,841,739
                                                            ------------        ------------

Distributions from Net Investment Income:
  Class A Shares........................................        (603,189)                -0-
  Class B Shares........................................         (41,489)                -0-
  Class C Shares........................................         (19,701)                -0-
  Class I Shares........................................         (86,931)                -0-
                                                            ------------        ------------
                                                                (751,310)                -0-
                                                            ------------        ------------

Distributions from Net Realized Gain:
  Class A Shares........................................        (961,950)           (827,264)
  Class B Shares........................................        (308,151)           (177,352)
  Class C Shares........................................         (97,846)           (100,428)
  Class I Shares........................................        (113,455)                -0-
                                                            ------------        ------------
                                                              (1,481,402)         (1,105,044)
                                                            ------------        ------------
Total Distributions.....................................      (2,232,712)         (1,105,044)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      14,696,395           8,736,695
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      28,011,063         125,154,430
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................       2,148,825           1,086,482
Cost of Shares Repurchased..............................     (24,684,578)        (40,471,985)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......       5,475,310          85,768,927
                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS............................      20,171,705          94,505,622
NET ASSETS:
Beginning of the Period.................................     112,696,518          18,190,896
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of ($556,609) and $663,738,
  respectively).........................................    $132,868,223        $112,696,518
                                                            ============        ============

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX MONTHS                               SEPTEMBER 26, 2001
                                        ENDED        YEAR ENDED AUGUST 31,       (COMMENCEMENT
CLASS A SHARES                       FEBRUARY 28,   ------------------------   OF OPERATIONS) TO
                                         2006        2005     2004     2003     AUGUST 31, 2002
                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................     $12.56      $10.86   $ 9.83   $ 9.43        $ 10.00
                                        ------      ------   ------   ------        -------
  Net Investment Income/Loss (a)...       (.04)        .13      .04      .09            .03
  Net Realized and Unrealized
    Gain/Loss......................       1.89        2.14      .99      .88           (.28)
                                        ------      ------   ------   ------        -------
Total from Investment Operations...       1.85        2.27     1.03      .97           (.25)
                                        ------      ------   ------   ------        -------
Less:
  Distributions from Net Investment
    Income.........................        .10         -0-      -0-      .57            .31
  Distributions from Net Realized
    Gain...........................        .16         .57      -0-      -0-            .01
                                        ------      ------   ------   ------        -------
Total Distributions................        .26         .57      -0-      .57            .32
                                        ------      ------   ------   ------        -------
NET ASSET VALUE, END OF THE
  PERIOD...........................     $14.15      $12.56   $10.86   $ 9.83        $  9.43
                                        ======      ======   ======   ======        =======

Total Return (b)*..................     14.91%**    21.36%   10.48%   11.20%         -2.60%**
Net Assets at End of the Period (In
  millions)........................     $ 89.2      $ 70.3   $ 13.9   $  5.6        $   1.6
Ratio of Expenses to Average Net
  Assets (c)*......................      1.65%       1.70%    1.72%    1.75%          1.78%
Ratio of Net Investment Income/Loss
  to Average Net Assets*...........      (.59%)      1.08%     .38%     .98%           .33%
Portfolio Turnover.................       113%**       69%      68%      43%            62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (c).......................      1.71%       1.97%    2.86%    4.85%         15.81%
Ratio of Net Investment Income/Loss
  to Average Net Assets............      (.65%)       .81%    (.76%)  (2.11%)       (13.70%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. If sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS                               SEPTEMBER 26, 2001
                                         ENDED        YEAR ENDED AUGUST 31,       (COMMENCEMENT
CLASS B SHARES                        FEBRUARY 28,   ------------------------   OF OPERATIONS) TO
                                          2006        2005     2004     2003     AUGUST 31, 2002
                                      ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................     $12.32      $10.73   $ 9.77   $ 9.38        $  10.00
                                         ------      ------   ------   ------        --------
  Net Investment Income/Loss (a)....       (.09)        .05     (.03)     -0-(d)          (.04)
  Net Realized and Unrealized
    Gain/Loss.......................       1.86        2.11      .99      .89            (.27)
                                         ------      ------   ------   ------        --------
Total from Investment Operations....       1.77        2.16      .96      .89            (.31)
                                         ------      ------   ------   ------        --------
Less:
  Distributions from Net Investment
    Income..........................        .02         -0-      -0-      .50             .30
  Distributions from Net Realized
    Gain............................        .16         .57      -0-      -0-             .01
                                         ------      ------   ------   ------        --------
Total Distributions.................        .18         .57      -0-      .50             .31
                                         ------      ------   ------   ------        --------
NET ASSET VALUE, END OF THE
  PERIOD............................     $13.91      $12.32   $10.73   $ 9.77        $   9.38
                                         ======      ======   ======   ======        ========

Total Return (b)*...................     14.50%**    20.57%    9.83%   10.40%          -3.37%**
Net Assets at End of the Period (In
  millions).........................     $ 25.3      $ 25.3   $  2.6   $  1.2        $     .9
Ratio of Expenses to Average Net
  Assets (c)*.......................      2.40%       2.41%    2.35%    2.50%           2.53%
Ratio of Net Investment Income/Loss
  to Average Net Assets*............     (1.34%)       .42%    (.28%)  (.02%)           (.45%)
Portfolio Turnover..................       113%**       69%      68%      43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets (c)........................      2.46%       2.66%    3.30%    5.60%          16.56%
Ratio of Net Investment Income/Loss
  to Average Net Assets.............     (1.40%)       .17%   (1.23%)  (3.12%)        (14.48%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS                                    SEPTEMBER 26, 2001
                                 ENDED           YEAR ENDED AUGUST 31,         (COMMENCEMENT
CLASS C SHARES                FEBRUARY 28,   -----------------------------   OF OPERATIONS) TO
                                  2006        2005       2004        2003     AUGUST 31, 2002
                              -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $12.45      $10.84     $ 9.77      $ 9.38        $  10.00
                                 ------      ------     ------      ------        --------
  Net Investment Income/Loss
    (a)......................      (.09)        .04        .07         -0-(d)          (.04)
  Net Realized and Unrealized
    Gain/Loss................      1.88        2.14       1.00         .89            (.27)
                                 ------      ------     ------      ------        --------
Total from Investment
  Operations.................      1.79        2.18       1.07         .89            (.31)
                                 ------      ------     ------      ------        --------
Less:
  Distributions from Net
    Investment Income........       .03         -0-        -0-         .50             .30
  Distributions from Net
    Realized Gain............       .16         .57        -0-         -0-             .01
                                 ------      ------     ------      ------        --------
Total Distributions..........       .19         .57        -0-         .50             .31
                                 ------      ------     ------      ------        --------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $14.05      $12.45     $10.84      $ 9.77        $   9.38
                                 ======      ======     ======      ======        ========

Total Return (b)*............    14.52%**    20.54%     10.95%(e)(f) 10.40%(e)        -3.37%**
Net Assets at End of the
  Period (In millions).......    $  8.9      $  7.6     $  1.7      $   .8        $     .6
Ratio of Expenses to Average
  Net Assets (c)*............     2.40%       2.40%(e)   1.77%(e)    2.50%(e)         2.53%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*....................    (1.34%)       .34%(e)    .59%(e)(f)   .00%(e)         (.44%)
Portfolio Turnover...........      113%**       69%        68%         43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets (c).............     2.46%       2.67%(e)   2.92%(e)    5.60%(e)        16.56%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets.....................    (1.40%)       .07%(e)   (.56%)(e)(f) (3.09%)(e)       (14.47%)

** Non-Annualized

(a)Based on average shares outstanding.

(b)Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sale charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d)Amount is less than $.01.

(e)The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(f)Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income/Loss to Average Net Assets of 0.31%.

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS     AUGUST 12, 2005
                                                                ENDED         (COMMENCEMENT
CLASS I SHARES                                               FEBRUARY 28,   OF OPERATIONS) TO
                                                                 2006        AUGUST 31, 2005
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................     $12.56(a)         $12.77
                                                                ------            ------
  Net Investment Income/Loss...............................       (.02)              .01
  Net Realized and Unrealized Gain/Loss....................       1.90              (.22)
                                                                ------            ------
Total from Investment Operations...........................       1.88              (.21)
                                                                ------            ------
Less:
  Distributions from Net Investment Income.................        .13               -0-
  Distributions from Net Realized Gain.....................        .16               -0-
                                                                ------            ------
Total Distributions........................................        .29               -0-
                                                                ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................     $14.15            $12.56
                                                                ======            ======

Total Return*..............................................     15.10%**          -1.64%**
Net Assets at End of the Period (In millions)..............     $  9.5            $  9.4
Ratio of Expenses to Average Net Assets*...................      1.40%             1.40%
Ratio of Net Investment Income/Loss to Average Net
  Assets*..................................................      (.34%)            1.00%
Portfolio Turnover.........................................       113%**             69%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets....................      1.46%             1.52%
Ratio of Net Investment Income/Loss to Average Net
  Assets...................................................      (.40%)             .88%

**  Non-Annualized

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation through investments in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on September 26, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $6,709,028 which will expire according to the following schedule:

AMOUNT                                                         EXPIRATION
$6,473,761..................................................  June 30, 2011
   235,267..................................................  June 30, 2012

    Part or all of this capital loss carryforward was acquired due to merger with another regulated investment company, please see Footnote 3 for details.

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $125,243,776
                                                              ============
Gross tax unrealized appreciation...........................  $  8,090,961
Gross tax unrealized depreciation...........................    (2,055,171)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  6,035,790
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2005 was as follows:

Distribution paid from:
  Ordinary income...........................................  $  567,257
  Long-term capital gain....................................     537,787
                                                              ----------
                                                              $1,105,044
                                                              ==========

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  751,468
Undistributed long-term capital gain........................   1,480,511

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sales transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the six months ended February 28, 2006, the Fund's custody fee was reduced by $2,921 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    The Adviser had entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser paid 50% of its investment advisory fee to the Subadviser. Effective December 20, 2005 the Adviser terminated the subadvisory agreement between the Adviser and the Subadviser. For the six months ended February 28, 2006, the Adviser waived approximately $34,200 of its advisory fees. This waiver is voluntary and can be discontinued at any time. This resulted in net expense ratios of 1.65%, 2.40%, 2.40%, and 1.40% for Classes A, B, C and I Shares, respectively.

    For the six months ended February 28, 2006, the Fund recognized expenses of approximately $7,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services, and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The cost of these services is allocated to each fund. For the six months ended February 28, 2006, the fund recognized expenses of approximately $44,300 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as,

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $100,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $67,900 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $5,729.

    For the six months ended February 28, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $29,000 and CDSC on redeemed shares of approximately $14,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2006 and the year ended August 31, 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTH ENDED                  YEAR ENDED
                                          FEBRUARY 28, 2006              AUGUST 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,759,593    $ 23,464,945     6,633,520    $ 78,418,984
  Class B...........................     225,144       2,969,398     2,531,294      29,371,781
  Class C...........................     107,500       1,447,444       652,200       7,654,230
  Class I...........................       9,683         129,276       760,363       9,709,435
                                      ----------    ------------    ----------    ------------
Total Sales.........................   2,101,920    $ 28,011,063    10,577,377    $125,154,430
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     113,734    $  1,516,078        70,723    $    819,023
  Class B...........................      24,868         326,520        15,012         171,369
  Class C...........................       7,982         105,841         8,326          96,090
  Class I...........................      15,033         200,386           -0-             -0-
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     161,617    $  2,148,825        94,061    $  1,086,482
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,169,067)   $(15,625,694)   (2,380,253)   $(29,225,852)
  Class B...........................    (489,700)     (6,392,377)     (733,945)     (8,674,247)
  Class C...........................     (96,309)     (1,286,013)     (201,965)     (2,406,638)
  Class I...........................    (103,622)     (1,380,494)      (13,183)       (165,248)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (1,858,698)   $(24,684,578)   (3,329,346)   $(40,471,985)
                                      ==========    ============    ==========    ============

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen International Magnum Fund ("VKIMF") through a tax free reorganization approved by VKIMF shareholders on December 7, 2004. The Fund issued 3,817,866, 1,929,366 and 509,323 shares of Classes A, B and C valued at $44,745,385, $22,303,472 and $5,948,897, respectively, in exchange for VKIMF's net assets. The shares of VKIMF were converted into Fund shares at a ratio 1.116 to 1, 1.102 to 1 and 1.095 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $10,231,261, deferred compensation of $48,945, deferred pension of $34,256, and the deferral of losses related to wash sales transactions of $1,431,233. Net unrealized appreciation of VKIMF as of December 17, 2004 was $8,702,183. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended August 31, 2005. Combined net assets on the day of reorganization were $100,683,038.

4. REDEMPTION FEE

Prior to September 26, 2005, the Fund assessed a 2% redemption fee on the proceeds of Class A Shares of the Fund that were redeemed (either by sale or exchange) within 60 days of purchase. Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2006, the Fund received redemption fees of approximately $1,100, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $131,642,668 and $133,178,460, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. As of February 28, 2006, there were no forward foreign commitments outstanding.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $295,200 and $15,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

9. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 185, 285, 385
                                                                   IA SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00980P-Y02/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen American Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/2006

                              A SHARES               B SHARES               C SHARES            I SHARES
                            since 6/23/05          since 6/23/05          since 6/23/05       since 6/23/05
-----------------------------------------------------------------------------------------------------------
                                      W/MAX                  W/MAX                  W/MAX
                                      5.75%                  5.00%                  1.00%
AVERAGE ANNUAL           W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES       W/O SALES
TOTAL RETURNS             CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE       CHARGES

Since Inception            8.48%       2.25%      7.85%       2.85%      7.86%       6.86%        8.59%

6-Month                    6.67%       0.54%      6.26%       1.26%      6.26%       5.26%        6.88%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

MARKET CONDITIONS

The U.S. stock market's advance during the six-month period was moderated by a number of factors. High oil prices, rising interest rates, and a slowing housing market fuelled investors' concerns about decelerating economic growth and inflationary pressures. The Gulf Coast hurricanes exacerbated fears of slowing consumer spending, as oil and natural gas prices skyrocketed. The Federal Open Market Committee (the Fed) continued raising its federal funds target rate. These moves were unsurprising to the markets, but remained in the foreground of investors' minds, particularly as the yield curve flattened and eventually inverted. (An inverted yield curve means that the yields of short-term rates exceed those of long-term rates, a condition that some believe portends economic recession.)

Nonetheless, stronger periods of performance--particularly in November, as post-hurricane sentiment brightened, and in January--offset declining periods during the six months. Although fourth quarter gross domestic product was below expectations, the economy remained on moderate pace and corporate profits continued to be healthy.

In this environment, the broad market's best performing sectors for the six-month period were materials, financials, and telecommunication services. The most lagging sectors were consumer discretionary, utilities, and consumer staples.

PERFORMANCE ANALYSIS

The fund returned 6.67 percent for the six months ended February 28, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the S&P 500(R) Index, returned 5.93 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

------------------------------------------------------------
                                                S&P
                                               500(R)
      CLASS A   CLASS B   CLASS C   CLASS I    INDEX

       6.67%     6.26%     6.26%     6.88%     5.93%
------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

On a sector basis, the largest contributor to the fund's return was information technology. The fund's exposure here is minimal, composed of a single holding in Accenture. While most technology companies do not meet our stringent
 2
investment criteria, Accenture has generated the quality franchise characteristics we seek through its service-oriented--rather than high technology oriented--business model. The consumer staples sector, in which the fund holds a substantial collection of bottom-up stock picks, further added to results. Positive performance came from individual stocks. In contrast, the fund's sector allocation to consumer staples proved disadvantageous to returns. Strong selection in pharmaceuticals stocks also drove gains. The fund's position in U.S. wines and spirits manufacturer Brown-Forman benefited from a consumer trend toward upgrading to premium spirits brands. Additionally, Reynolds America was a standout holding, as easing litigation concerns throughout the year boosted the stock.

On the negative side, primary detractors from performance included the fund's zero allocations to financials and industrials, sectors that did well in the broad market during the period. Consistent with our investment philosophy of searching for companies with stable and durable business models, among other characteristics, we have not invested in financials stocks. In our view, financial companies' highly leveraged balance sheets are likely to increase the volatility of stock price returns. Within the fund's consumer discretionary sector, our selections in media stocks also detracted from returns, particularly Clear Channel Communications and The New York Times. These and other media stocks continued to underperform in a changing industry environment. Within the past year, advertising budgets have shifted increasingly to alternative media such as Internet portals and retailers, at the expense of traditional media (newspapers, billboards, and radio). The challenge for traditional media companies has been in evolving their business models to meet the Internet threat. Another individual holding that slowed the fund's pace was IMS Health, a leading market data and consulting services provider to the health care and pharmaceutical industries.

Given the overall market environment, we note that the fund's outperformance over the benchmark in this six-month period was somewhat unusual. Typically, we would expect the fund to underperform in a market driven by sectors our investment philosophy generally prevents the fund from holding. However, the fund's portfolio of individually selected stocks served the fund well during this period.

We remain committed to the American Franchise philosophy of seeking exceptional quality at compelling value. Consistent with our commitment to minimizing business risk, we seek investment opportunities in companies with what we view as strong business franchises protected by a dominant intangible asset. Additionally, we seek sound management, substantial free cash flow and growth potential.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future. The information contained in this overview regarding specific securities is for informational purposes only and should not be construed as a recommendation to purchase or sell the securities mentioned.

TOP TEN HOLDINGS OF 2/28/06
Altria Group, Inc.                                                7.4%
Kimberly-Clark Corp.                                              7.1
Pfizer, Inc.                                                      6.8
Kellogg Co.                                                       6.1
Cadbury Schweppes Plc                                             5.1
Reynolds American, Inc.                                           4.8
Thomson Corp.                                                     4.6
Harley-Davidson, Inc.                                             4.6
Accenture, Ltd., Class A                                          4.6
New York Times Co., Class A                                       4.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/06
Packaged Foods & Meats                                           17.8%
Pharmaceuticals                                                  13.1
Tobacco                                                          12.2
Publishing                                                       12.1
Household Products                                               10.9
IT Consulting & Other Services                                    4.6
Motorcycle Manufacturers                                          4.6
Broadcasting & Cable TV                                           3.8
Distillers & Vintners                                             2.9
Soft Drinks                                                       2.9
Health Care Services                                              2.8
Personal Products                                                 2.8
Fertilizers & Agricultural Chemicals                              2.3
Movies & Entertainment                                            0.3
                                                                -----
Total Long-Term Investments                                      93.1%
Short-Term Investments                                            3.9
Other Assets in Excess of Liabilities                             3.0
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

AMERICAN FRANCHISE FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05           2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00        $1,066.72          $ 7.02
  Hypothetical................................     1,000.00         1,017.99            6.85
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,062.56           10.84
  Hypothetical................................     1,000.00         1,014.29           10.59
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,062.64           10.84
  Hypothetical................................     1,000.00         1,014.29           10.59
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,068.85            5.75
  Hypothetical................................     1,000.00         1,019.29            5.61
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.12%, 2.12%, and 1.12%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  93.1%
BROADCASTING & CABLE TV  3.8%
Clear Channel Communications, Inc. .........................   199,836    $  5,655,359
                                                                          ------------

DISTILLERS & VINTNERS  2.9%
Brown-Forman Corp., Class B.................................    62,854       4,422,407
                                                                          ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  2.3%
Scotts Miracle-Gro Co., Class A.............................    73,593       3,524,369
                                                                          ------------

HEALTH CARE SERVICES  2.8%
IMS Health, Inc. ...........................................   173,905       4,191,110
                                                                          ------------

HOUSEHOLD PRODUCTS  10.9%
Colgate-Palmolive Co. ......................................   105,884       5,768,560
Kimberly-Clark Corp. .......................................   180,880      10,704,478
                                                                          ------------
                                                                            16,473,038
                                                                          ------------
IT CONSULTING & OTHER SERVICES  4.6%
Accenture, Ltd., Class A (Bermuda)..........................   211,347       6,902,593
                                                                          ------------

MOVIES & ENTERTAINMENT  0.3%
Live Nation, Inc. (a).......................................    22,932         409,336
                                                                          ------------

MOTORCYCLE MANUFACTURERS  4.6%
Harley-Davidson, Inc. ......................................   131,550       6,907,691
                                                                          ------------

PACKAGED FOODS & MEATS  17.8%
Cadbury Schweppes Plc (United Kingdom)......................   748,854       7,629,700
Kellogg Co. ................................................   208,356       9,232,254
McCormick & Co., Inc. ......................................   158,187       5,193,279
Nestle, SA (Switzerland) (a)................................    16,005       4,704,129
                                                                          ------------
                                                                            26,759,362
                                                                          ------------
PERSONAL PRODUCTS  2.8%
Estee Lauder Co., Inc., Class A.............................   113,787       4,257,910
                                                                          ------------

PHARMACEUTICALS  13.1%
Bristol-Myers Squibb Co. ...................................   249,991       5,774,792
Merck & Co., Inc. ..........................................   106,294       3,705,409
Pfizer, Inc. ...............................................   391,820      10,261,766
                                                                          ------------
                                                                            19,741,967
                                                                          ------------
PUBLISHING  12.1%
McGraw-Hill Co., Inc. ......................................    80,888       4,294,344
New York Times Co., Class A.................................   244,558       6,901,427
Thomson Corp. (Canada)......................................   181,800       6,950,214
                                                                          ------------
                                                                            18,145,985
                                                                          ------------
SOFT DRINKS  2.9%
PepsiCo, Inc. ..............................................    74,574       4,408,069
                                                                          ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
TOBACCO  12.2%
Altria Group, Inc. .........................................   155,742    $ 11,197,850
Reynolds American, Inc. ....................................    67,378       7,152,175
                                                                          ------------
                                                                            18,350,025
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  93.1%
  (Cost $132,325,370)..................................................    140,149,221

REPURCHASE AGREEMENT  3.9%
State Street Bank & Trust Co. ($5,910,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.49%, dated 02/28/06, to be sold on 03/01/06 at $5,910,737)
  (Cost $5,910,000)....................................................      5,910,000
                                                                          ------------

TOTAL INVESTMENTS  97.0%
  (Cost $138,235,370)..................................................    146,059,221
OTHER ASSETS IN EXCESS OF LIABILITIES  3.0%............................      4,589,471
                                                                          ------------

NET ASSETS  100.0%.....................................................   $150,648,692
                                                                          ============

Securities with total market value equal $12,333,829 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

See Notes to Financial Statements                                              9

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $138,235,370).......................  $146,059,221
Cash........................................................            68
Receivables:
  Investments Sold..........................................     3,247,782
  Fund Shares Sold..........................................     2,418,835
  Dividends.................................................       245,812
  Interest..................................................           737
Unamortized Offering Costs..................................        61,438
Other.......................................................         2,221
                                                              ------------
    Total Assets............................................   152,036,114
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     1,061,865
  Distributor and Affiliates................................        87,167
  Investment Advisory Fee...................................        72,802
Accrued Expenses............................................       155,358
Trustees' Deferred Compensation and Retirement Plans........        10,230
                                                              ------------
    Total Liabilities.......................................     1,387,422
                                                              ------------
NET ASSETS..................................................  $150,648,692
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $142,690,015
Net Unrealized Appreciation.................................     7,823,851
Accumulated Net Realized Gain...............................       142,894
Accumulated Undistributed Net Investment Income.............        (8,068)
                                                              ------------
NET ASSETS..................................................  $150,648,692
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $120,709,754 and 11,188,839 shares of
    beneficial interest issued and outstanding).............  $      10.79
    Maximum sales charge (5.75% * of offering price)........           .66
                                                              ------------
    Maximum offering price to public........................  $      11.45
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $13,252,878 and 1,235,169 shares of
    beneficial interest issued and outstanding).............  $      10.73
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,799,976 and 1,472,761 shares of
    beneficial interest issued and outstanding).............  $      10.73
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $886,084 and 82,046 shares of beneficial
    interest issued and outstanding)........................  $      10.80
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $9,848)......  $1,112,564
Interest....................................................     187,191
                                                              ----------
    Total Income............................................   1,299,755
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     363,350
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $104,570, $45,125, $53,915 and $0,
  respectively).............................................     203,610
Offering....................................................      96,699
Shareholder Services........................................      63,174
Legal.......................................................      18,529
Custody.....................................................      17,281
Trustees' Fees and Related Expenses.........................      10,076
Other.......................................................      89,535
                                                              ----------
    Total Expenses..........................................     862,254
    Investment Advisory Fee Reduction.......................      78,467
    Less Credits Earned on Cash Balances....................       9,199
                                                              ----------
    Net Expenses............................................     774,588
                                                              ----------
NET INVESTMENT INCOME.......................................  $  525,167
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  146,350
  Foreign Currency Transactions.............................      (3,456)
                                                              ----------
Net Realized Gain...........................................     142,894
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     333,063
  End of the Period.........................................   7,823,851
                                                              ----------
Net Unrealized Appreciation During the Period...............   7,490,788
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $7,633,682
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $8,158,849
                                                              ==========

See Notes to Financial Statements                                             11

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                             FOR THE PERIOD
                                                             FOR THE         JUNE 23, 2005
                                                         SIX MONTHS ENDED   (COMMENCEMENT OF
                                                           FEBRUARY 28,      OPERATIONS) TO
                                                               2006         AUGUST 31, 2005
                                                         -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $    525,167       $    39,159
Net Realized Gain......................................         142,894               782
Net Unrealized Appreciation During the Period..........       7,490,788           333,063
                                                           ------------       -----------
Change in Net Assets from Operations...................       8,158,849           373,004
                                                           ------------       -----------

Distributions from Net Investment Income:
  Class A Shares.......................................        (526,982)              -0-
  Class B Shares.......................................         (51,724)              -0-
  Class C Shares.......................................         (67,526)              -0-
  Class I Shares.......................................            (575)              -0-
                                                           ------------       -----------
Total Distributions....................................        (646,807)              -0-
                                                           ------------       -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       7,512,042           373,004
                                                           ------------       -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................     102,633,704        52,945,901
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................         625,000               -0-
Cost of Shares Repurchased.............................      (8,451,434)       (4,989,525)
                                                           ------------       -----------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      94,807,270        47,956,376
                                                           ------------       -----------
TOTAL INCREASE IN NET ASSETS...........................     102,319,312        48,329,380
NET ASSETS:
Beginning of the Period................................      48,329,380               -0-
                                                           ------------       -----------
End of the Period (Including accumulated undistributed
  net investment income of ($8,068) and $113,572,
  respectively)........................................    $150,648,692       $48,329,380
                                                           ============       ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS A SHARES
                                                                            JUNE 23, 2005
                                                             SIX MONTHS    (COMMENCEMENT OF
                                                               ENDED        OPERATIONS) TO
                                                            FEBRUARY 28,      AUGUST 31,
                                                                2006             2005
                                                            -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $10.17           $10.00
                                                               ------           ------
  Net Investment Income (a)................................       .06              .02
  Net Realized and Unrealized Gain.........................       .62              .15
                                                               ------           ------
Total from Investment Operations...........................       .68              .17
Less Distributions from Net Investment Income..............       .06              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.79           $10.17
                                                               ======           ======

Total Return* (b)..........................................     6.67%**          1.70%**
Net Assets at End of the Period (In millions)..............    $120.7           $ 40.2
Ratio of Expenses to Average Net Assets* (c)...............     1.37%            1.38%
Ratio of Net Investment Income to Average Net Assets*......     1.16%            1.03%
Portfolio Turnover.........................................       17%**             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............     1.52%            3.97%
   Ratio of Net Investment Income/Loss to Average Net
     Assets................................................     1.01%           (1.56%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% and .03% for the period ended February 28, 2006 and August 31, 2005, respectively.

See Notes to Financial Statements                                             13

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS B SHARES
                                                                            JUNE 23, 2005
                                                             SIX MONTHS    (COMMENCEMENT OF
                                                               ENDED        OPERATIONS) TO
                                                            FEBRUARY 28,      AUGUST 31,
                                                                2006             2005
                                                            -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $10.15           $10.00
                                                               ------           ------
  Net Investment Income (a)................................       .02              -0-(d)
  Net Realized and Unrealized Gain.........................       .61              .15
                                                               ------           ------
Total from Investment Operations...........................       .63              .15
Less Distributions from Net Investment Income..............       .05              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.73           $10.15
                                                               ======           ======

Total Return* (b)..........................................     6.26%**          1.50%**
Net Assets at End of the Period (In millions)..............    $ 13.3           $  4.1
Ratio of Expenses to Average Net Assets* (c)...............     2.12%            2.13%
Ratio of Net Investment Income to Average Net Assets*......      .40%             .27%
Portfolio Turnover.........................................       17%**             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............     2.27%            5.69%
   Ratio of Net Investment Income/Loss to Average Net
     Assets................................................      .25%           (3.28%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% and .03% for the period ended February 28, 2006 and August 31, 2005, respectively.

(d) Amount is less than $.01.

 14                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS C SHARES
                                                                            JUNE 23, 2005
                                                             SIX MONTHS    (COMMENCEMENT OF
                                                               ENDED        OPERATIONS) TO
                                                            FEBRUARY 28,      AUGUST 31,
                                                                2006             2005
                                                            -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $10.15           $10.00
                                                               ------           ------
  Net Investment Income (a)................................       .02              -0-(d)
  Net Realized and Unrealized Gain.........................       .61              .15
                                                               ------           ------
Total from Investment Operations...........................       .63              .15
Less Distributions from Net Investment Income..............       .05              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.73           $10.15
                                                               ======           ======

Total Return* (b)..........................................     6.26%**          1.50%**
Net Assets at End of the Period (In millions)..............    $ 15.8           $  4.0
Ratio of Expenses to Average Net Assets* (c)...............     2.12%            2.13%
Ratio of Net Investment Income to Average Net Assets*......      .39%             .25%
Portfolio Turnover.........................................       17%**             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............     2.27%            5.69%
   Ratio of Net Investment Income/Loss to Average Net
     Assets................................................      .24%           (3.31%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% and .03% for the period ended February 28, 2006 and August 31, 2005, respectively.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             15

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                                            JUNE 23, 2005
                                                             SIX MONTHS    (COMMENCEMENT OF
                                                               ENDED        OPERATIONS) TO
                                                            FEBRUARY 28,      AUGUST 31,
                                                                2006             2005
                                                            -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $10.17           $10.00
                                                               ------           ------
  Net Investment Income (a)................................       .08              .01
  Net Realized and Unrealized Gain.........................       .61              .16
                                                               ------           ------
Total from Investment Operations...........................       .69              .17
Less Distributions from Net Investment Income..............       .06              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD.........................    $10.80           $10.17
                                                               ======           ======

Total Return*..............................................     6.88%**          1.60%**
Net Assets at End of the Period (In millions)..............    $   .9           $   .1
Ratio of Expenses to Average Net Assets* (b)...............     1.12%            1.13%
Ratio of Net Investment Income to Average Net Assets*......     1.51%             .76%
Portfolio Turnover.........................................       17%**             0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (b).............     1.31%            6.94%
   Ratio of Net Investment Income/Loss to Average Net
     Assets................................................     1.32%           (5.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% and .03% for the period ended February 28, 2006 and August 31, 2005, respectively.

 16                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Franchise Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund's portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $138,477,382
                                                                ============
Gross tax unrealized appreciation...........................    $  8,535,224
Gross tax unrealized depreciation...........................        (953,385)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  7,581,839
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. There were no distributions paid during the period ended August 31, 2005.

    As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $116,346
Long-term capital gain......................................         -0-

F. EXPENSE REDUCTIONS During the six months ended February 28, 2006, the Fund's custody fee was reduced by $9,199 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

H. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. For the six months ended February 28, 2006, the Adviser waived approximately $78,500 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.35% of Class A average net assets, 2.10% of Class B average net assets, 2.10% of Class C average net assets and 1.10% of Class I average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended February 28, 2006, the Fund recognized expenses of approximately $400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $29,800, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $61,300, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $2,120 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $294,400 and CDSC on redeemed shares of approximately $7,400. Sales charges do not represent expenses of the Fund.

    At February 28, 2006, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned no shares of Class A, 10,695 shares of Class B, 10,990 shares of Class C, and 10,000 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2006 and the period ended August 31, 2005, transactions were as follows:

                                                 FOR THE                     FOR THE
                                            SIX MONTHS ENDED               PERIOD ENDED
                                            FEBRUARY 28, 2006            AUGUST 31, 2005
                                        -------------------------    ------------------------
                                         SHARES         VALUE         SHARES         VALUE
Sales:
  Class A.............................  7,901,623    $ 81,398,625    4,092,277    $41,312,018
  Class B.............................    876,960       9,013,574      517,033      5,207,870
  Class C.............................  1,117,174      11,444,007      513,803      5,176,205
  Class I.............................     71,991         777,498      125,000      1,249,808
                                        ---------    ------------    ---------    -----------
Total Sales...........................  9,967,748    $102,633,704    5,248,113    $52,945,901
                                        =========    ============    =========    ===========
Dividend Reinvestment:
  Class A.............................     48,968    $    511,223          -0-    $       -0-
  Class B.............................      4,827          50,201          -0-            -0-
  Class C.............................      6,058          63,001          -0-            -0-
  Class I.............................         55             575          -0-            -0-
                                        ---------    ------------    ---------    -----------
Total Dividend Reinvestment...........     59,908    $    625,000          -0-    $       -0-
                                        =========    ============    =========    ===========
Repurchases:
  Class A.............................   (713,813)   $ (7,516,689)    (140,216)   $(1,417,480)
  Class B.............................    (45,989)       (475,198)    (117,662)    (1,186,071)
  Class C.............................    (43,674)       (459,547)    (120,600)    (1,218,724)
  Class I.............................        -0-             -0-     (115,000)    (1,167,250)
                                        ---------    ------------    ---------    -----------
Total Repurchases.....................   (803,476)   $ (8,451,434)    (493,478)   $(4,989,525)
                                        =========    ============    =========    ===========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For six months ended February 28, 2006, the Fund received redemption fees of approximately $400 which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $109,590,251 and $15,996,210, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $287,900 and $79,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN AMERICAN FRANCHISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN
STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 146, 246, 346
                                                                 AMFR SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00907P-Y02/06

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VAN KAMPEN INTERNATIONAL GROWTH FUND AND 1838 INTERNATIONAL EQUITY FUND, ON DECEMBER 16, 2005, VAN KAMPEN INTERNATIONAL GROWTH FUND ACQUIRED SUBSTANTIALLY ALL OF THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE 1838 INTERNATIONAL EQUITY FUND IN EXCHANGE FOR CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND. AS A RESULT OF THE REORGANIZATION, CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND ARE THE ACCOUNTING SUCCESSOR OF THE 1838 INTERNATIONAL EQUITY FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/06

                            A SHARES              B SHARES              C SHARES           I SHARES
                         since 12/19/05        since 12/19/05        since 12/19/05      since 8/3/95
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception          7.65%      1.49%      7.53%      2.53%      7.47%      6.47%        8.62%

10-year                    --         --         --         --         --         --         8.85

5-year                     --         --         --         --         --         --         8.21

1-year                     --         --         --         --         --         --        22.88

For the period
11/1/05-2/28/06            --         --         --         --         --         --        15.76
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I Shares are offered without any sales charges on purchases or sales and do not include any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class I Shares may also be held in shareholder accounts opened in connection with the reorganization of the 1838 International Equity Fund into the Fund ("Reorganization Shareholders"). Reorganization Shareholders may purchase additional Class I Shares of the Fund, either directly or through the reinvestment of dividends. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE PERIOD ENDED FEBRUARY 28, 2006

NOTE: This discussion covers the period from the fund's prior fiscal year end of October 31, 2005 through February 28, 2006.

MARKET CONDITIONS

In the four-month period ended February 28, 2006, concerns about slowing global economic growth and mounting inflationary pressures did little to dampen the advance of international markets. Japan bested all other countries represented in the MSCI EAFE Index by a wide margin. The Japanese market rallied very strongly on improved sentiment that the country may be coming out of its long-suffering economic quagmire. In September, the reelection of Prime Minister Koizumi and anticipation of additional reform garnered the attention of both domestic and foreign investors alike. The Nikkei 225 closed 2005 with its best performance since 1986 and at its highest level since October 4, 2000, fueled in part by the return of the individual investor. By January, the Japanese economy appeared to be finally and decisively getting on track, expanding in the fourth quarter at five times the rate of the prior quarter. A significant aspect of this recovery is that consumer spending accounted for a large part of the increase--a crucial element lacking in past recoveries. Moreover, consumer confidence in Japan registered a 15-year high.

An uptick in the European economy prompted the European Central Bank to raise interest rates for the first time in two years. Healthy demand for exports, particularly to Eastern Europe, Asia, and the United States, supported economic growth. In the United Kingdom, languishing consumer trends began to stabilize after the cooling of its real estate market. Germany's market improved during the course of the reporting period, as investors reconciled their initial disappointment over the election results and upbeat economic news buoyed sentiment.

The emerging markets continued their strong showing of the past few years. High commodity prices supported the region's commodity-driven economies. Investors favored the region's faster-growing economies and relatively inexpensive stock valuations. Asian emerging markets performed with particular strength, as their economies were less affected by high oil prices and rising interest rates.

PERFORMANCE ANALYSIS

The fund returned 15.76 percent for the period from November 1, 2005 through February 28, 2006 (Class I shares). In comparison, the fund's benchmark, the MSCI EAFE Index, returned 12.91 percent for the same period.

TOTAL RETURN FOR THE PERIOD FROM NOVEMBER 1, 2005 THROUGH FEBRUARY 28, 2006

-------------------------------------------------------------------
      CLASS A   CLASS B   CLASS C   CLASS I   MSCI EAFE INDEX

      7.65%*    7.53%*     7.47%*   15.76%        12.91%
-------------------------------------------------------------------

*Class A, B and C shares have an inception date of December 19, 2005. For these share classes, the total returns shown above are for the period since their inception through February 28, 2006.

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the benchmark, the fund's performance in Japan was strong, mostly in its exposure to Japanese financial services and materials stocks. The financials sector benefited from rising real estate prices and investors' renewed interest in the Japanese stock market. Investors began to anticipate that sustainable economic growth--in conjunction with an end to deflation--may finally return to Japan after an extended absence. In the materials sector, positive company-specific fundamentals and accelerating demand boosted the fund's exposure to specialty product providers.

Within the fund's European holdings, significant contributions to positive results came from stock selections in Germany. Against a backdrop of improving business confidence, the fund's financial services and industrials sectors generated outsized gains during the period. Auto components exposure also added to the fund's return.

In the emerging markets region, stock selection in health care and financial services served the fund well. Company-specific factors enhanced gains in the fund's generic drug exposure. A favorable industry environment supported the fund's banking holdings. Improving creditworthiness and falling interest rates in the emerging markets bolstered demand for loans and financial services.

During the reporting period, the fund had few detractors from performance. The energy sector, which had been the market's best performing sector for the first nine months of 2005, gave back some of its gains in late 2005 and early 2006. The fund's Canadian energy exposure was an especially lagging area, due to a weak near-term outlook for natural gas prices in an unusually warm winter in many parts of North America.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 2/28/06
Toyota Motor Corp.                                                2.7%
Kobe Steel, Ltd.                                                  2.2
Continental, AG                                                   2.1
BP Plc                                                            2.1
Fortum Corp.                                                      2.0
BHP Billiton, Ltd.                                                2.0
Kubota Corp.                                                      2.0
Anglo Irish Bank Corp., Plc                                       1.9
Akbank TAS                                                        1.9
E.ON, AG                                                          1.9

TOP FIVE INDUSTRIES AS OF 2/28/06
Diversified Banks                                                17.3%
Electric Utilities                                                3.9
Integrated Oil & Gas                                              3.7
Industrial Conglomerates                                          3.0
Oil & Gas Exploration & Production                                2.7

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/28/06
Japan                                                            21.4%
Germany                                                          10.7
United Kingdom                                                   10.4
France                                                            7.7
Switzerland                                                       5.4
Ireland                                                           4.6
Netherlands                                                       3.9
Greece                                                            3.0
Austria                                                           2.8
Singapore                                                         2.6
Mexico                                                            2.6
Spain                                                             2.4
Sweden                                                            2.3
Finland                                                           2.0
Australia                                                         2.0
Turkey                                                            1.9
Canada                                                            1.5
Israel                                                            1.3
Bermuda                                                           1.3
Norway                                                            1.3
Hungary                                                           1.2
India                                                             1.1
Hong Kong                                                         1.1
Republic of Korea (South Korea)                                   1.1
                                                                -----
Total Long-Term Investments                                      95.6%
Short-Term Investments                                            2.5
Foreign Currency                                                  0.0
Other Assets in Excess of Liabilities                             1.9
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/05 - 2/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05           2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00        $1,076.50          $ 3.09
  Hypothetical................................     1,000.00         1,021.79            7.67
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,075.29            4.60
  Hypothetical................................     1,000.00         1,020.39           11.42
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,074.68            4.60
  Hypothetical................................     1,000.00         1,020.39           11.42
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,157.62            4.54
  Hypothetical................................     1,000.00         1,020.59            6.41
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.53%, 2.28%, 2.28% and 1.28% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) except for "Actual" information for Class A, B and C which reflects the period from December 19, 2005 through February 28, 2006 and "Actual" information for Class I which reflects the period from November 1, 2005 through February 28, 2006. These ratios reflect an expense cap. Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  95.6%
AUSTRALIA  2.0%
BHP Billiton, Ltd. .........................................    77,108    $ 1,391,281
                                                                          -----------

AUSTRIA  2.8%
Erste Bank Der Oester Spark, AG.............................    20,426      1,241,948
Telekom Austria, AG.........................................    33,051        754,592
                                                                          -----------
                                                                            1,996,540
                                                                          -----------
BERMUDA  1.3%
Esprit Holdings, Ltd. ......................................   118,994        913,379
                                                                          -----------

CANADA  1.5%
EnCana Corp. ...............................................    26,321      1,088,554
                                                                          -----------

FINLAND  2.0%
Fortum Corp. ...............................................    58,871      1,422,888
                                                                          -----------

FRANCE  7.7%
AXA, SA.....................................................    35,189      1,244,384
BNP Paribas, SA.............................................    11,800      1,092,038
Essilor International, SA...................................    12,807      1,103,185
LVMH Moet-Hennessy Louis Vuitton, SA........................     8,643        784,763
Total, SA, Class B..........................................     4,664      1,171,562
                                                                          -----------
                                                                            5,395,932
                                                                          -----------
GERMANY  10.7%
adidas-Salomon, AG..........................................     4,594        897,948
Celesio, AG.................................................     9,756        905,798
Continental, AG.............................................    14,544      1,488,042
Deutsche Bank, AG...........................................     8,936        984,110
E.ON, AG....................................................    11,914      1,318,441
SAP, AG.....................................................     4,933      1,006,369
Siemens, AG.................................................    10,004        917,850
                                                                          -----------
                                                                            7,518,558
                                                                          -----------
GREECE  3.0%
Coca-Cola Hellenic Bottling Co., SA.........................    26,267        784,798
National Bank of Greece, SA.................................    25,291      1,308,896
                                                                          -----------
                                                                            2,093,694
                                                                          -----------
HONG KONG  1.1%
China Resources Power Holdings Co., Ltd. ...................  1,184,000       781,271
                                                                          -----------

HUNGARY  1.2%
MOL Magyar Olaj-es Gazipari Rt.-GDR.........................     2,650        272,805
MOL Magyar Olaj-es Gazipari Rt.-GDR.........................     5,300        545,900
                                                                          -----------
                                                                              818,705
                                                                          -----------
INDIA  1.1%
ICICI Bank, Ltd.--ADR.......................................    26,063        800,395
                                                                          -----------

 8                                             See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
IRELAND  4.6%
Allied Irish Banks Plc......................................    39,413    $   941,219
Anglo Irish Bank Corp., Plc.................................     3,697         60,631
Anglo Irish Bank Corp., Plc.................................    83,519      1,368,413
CRH Plc.....................................................    25,568        836,701
                                                                          -----------
                                                                            3,206,964
                                                                          -----------
ISRAEL  1.3%
Teva Pharmaceutical Industries, Ltd.--ADR...................    22,107        928,273
                                                                          -----------

JAPAN  21.4%
Canon, Inc. ................................................    15,700        986,188
Casio Computer Co., Ltd. ...................................    48,000        776,940
Daiwa Securities Group, Inc. ...............................    84,000        993,760
Hoya Corp. .................................................    24,700        975,954
JSR Corp. ..................................................    42,800      1,257,761
Kobe Steel, Ltd. ...........................................   404,000      1,542,212
Kubota Corp. ...............................................   141,000      1,379,783
Sharp Corp. ................................................    56,000        986,870
SMC Corp. ..................................................     7,700      1,084,372
Sumitomo Realty & Development...............................    53,000      1,227,028
Terumo Corp. ...............................................    23,800        728,444
Toray Industries, Inc. .....................................   155,000      1,190,733
Toyota Motor Corp. .........................................    35,300      1,891,009
                                                                          -----------
                                                                           15,021,054
                                                                          -----------
MEXICO  2.6%
America Movil SA de CV, Ser L--ADR..........................    24,144        838,521
Wal-Mart de Mexico SA de CV, Ser V--ADR.....................    34,066        974,529
                                                                          -----------
                                                                            1,813,050
                                                                          -----------
NETHERLANDS  3.9%
ING Groep, NV CVA...........................................    32,245      1,211,812
Reed Elsevier, NV...........................................    48,186        650,687
Royal Numico, NV............................................    19,560        846,903
                                                                          -----------
                                                                            2,709,402
                                                                          -----------
NORWAY  1.3%
Telenor, ASA................................................    82,597        891,610
                                                                          -----------

REPUBLIC OF KOREA (SOUTH KOREA)  1.1%
Samsung Electronics Co., Ltd., 144A--Private Placement--GDR
  (a).......................................................       257         90,834
Samsung Electronics Co., Ltd., 144A--Private Placement--GDR
  (a).......................................................     1,883        666,111
                                                                          -----------
                                                                              756,945
                                                                          -----------
SINGAPORE  2.6%
DBS Group Holdings, Ltd. ...................................    69,255        696,729
Keppel Corp., Ltd. .........................................   135,900      1,168,171
                                                                          -----------
                                                                            1,864,900
                                                                          -----------

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
SPAIN  2.4%
Banco Popular Espanol, SA...................................    54,273    $   727,721
Grupo Ferrovial, SA.........................................    13,191        987,883
                                                                          -----------
                                                                            1,715,604
                                                                          -----------
SWEDEN  2.3%
Ericsson (LM) Tel, Class B--ADR.............................    24,279        827,914
Getinge AB, Ser B...........................................    53,612        775,315
                                                                          -----------
                                                                            1,603,229
                                                                          -----------
SWITZERLAND  5.4%
ABB, Ltd. ..................................................    83,000        991,462
Nestle, SA--ADR.............................................    13,828      1,016,687
Novartis, AG................................................    16,153        861,427
SGS, SA.....................................................       983        906,996
                                                                          -----------
                                                                            3,776,572
                                                                          -----------
TURKEY  1.9%
Akbank TAS--ADR.............................................    65,798      1,341,490
                                                                          -----------

UNITED KINGDOM  10.4%
Barclays Plc................................................    76,966        902,286
BP Plc......................................................   130,791      1,443,232
Capita Group Plc............................................    83,981        698,933
HSBC Holdings Plc...........................................    43,750        748,579
Reckitt Benckiser Plc.......................................    25,701        914,875
Royal Bank of Scotland Group Plc............................    26,435        884,746
SABMiller Plc...............................................    43,926        873,200
Tesco Plc...................................................   137,696        816,226
                                                                          -----------
                                                                            7,282,077
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $58,282,023)...................................................    67,132,367

REPURCHASE AGREEMENT  2.5%
State Street Bank & Trust Co. ($1,726,000 par
  collateralized by U.S. Government obligations in a
  pooled cash account, interest rate of 4.49%, dated
  02/28/06, to be sold on 03/01/06 at $1,726,215)
  (Cost $1,726,000)....................................................     1,726,000
                                                                          -----------

TOTAL INVESTMENTS  98.1%
  (Cost $60,008,023)...................................................    68,858,367

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
FOREIGN CURRENCY  0.0%
  (Cost $16,681).......................................................   $    16,722
OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%............................     1,341,308
                                                                          -----------

NET ASSETS  100.0%.....................................................   $70,216,397
                                                                          ===========

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $58,103,993 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

CVA--Certification Van Aandelen

GDR--Global Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL GROWTH FUND

    SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                             PERCENT OF
INDUSTRY                                                         VALUE       NET ASSETS
Diversified Banks...........................................  $12,115,091       17.3%
Electric Utilities..........................................    2,741,329        3.9
Integrated Oil & Gas........................................    2,614,793        3.7
Industrial Conglomerates....................................    2,086,020        3.0
Oil & Gas Exploration & Production..........................    1,907,258        2.7
Automobile Manufacturers....................................    1,891,009        2.7
Packaged Foods & Meats......................................    1,863,591        2.7
Pharmaceuticals.............................................    1,789,700        2.6
Consumer Electronics........................................    1,763,809        2.5
Apparel, Accessories & Luxury Goods.........................    1,682,711        2.4
Integrated Telecommunication Services.......................    1,646,202        2.3
Independent Power Producers & Energy Traders................    1,617,973        2.3
Steel.......................................................    1,542,212        2.2
Health Care Equipment.......................................    1,503,759        2.1
Tires & Rubber..............................................    1,488,042        2.1
Diversified Metals & Mining.................................    1,391,281        2.0
Construction & Farm Machinery & Heavy Trucks................    1,379,783        2.0
Specialty Chemicals.........................................    1,257,761        1.8
Multi-line Insurance........................................    1,244,384        1.8
Real Estate Management & Development........................    1,227,028        1.7
Other Diversified Financial Services........................    1,211,812        1.7
Commodity Chemicals.........................................    1,190,733        1.7
Health Care Supplies........................................    1,103,185        1.6
Industrial Machinery........................................    1,084,372        1.5
Application Software........................................    1,006,369        1.4
Investment Banking & Brokerage..............................      993,760        1.4
Heavy Electrical Equipment..................................      991,462        1.4
Construction & Engineering..................................      987,883        1.4
Office Electronics..........................................      986,188        1.4
Diversified Capital Markets.................................      984,110        1.4
Electronic Equipment Manufacturers..........................      975,954        1.4
Hypermarkets & Super Centers................................      974,529        1.4
Household Products..........................................      914,875        1.3
Apparel Retail..............................................      913,379        1.3
Diversified Commercial & Professional Services..............      906,996        1.3
Health Care Services........................................      905,798        1.3
Brewers.....................................................      873,200        1.2
Wireless Telecommunication Services.........................      838,521        1.2
Communications Equipment....................................      827,914        1.2
Food Retail.................................................      816,226        1.2
Soft Drinks.................................................      784,798        1.1
Semiconductors..............................................      756,945        1.1
Human Resource & Employment Services........................      698,934        1.0
Publishing..................................................      650,688        0.9
                                                              -----------       ----
                                                              $67,132,367       95.6%
                                                              ===========       ====

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $60,008,023)........................  $68,858,367
Foreign Currency (Cost $16,681).............................       16,722
Cash........................................................          761
Receivables:
  Fund Shares Sold..........................................    4,357,054
  Dividends.................................................       71,336
  Interest..................................................          215
                                                              -----------
    Total Assets............................................   73,304,455
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,879,500
  Distributor and Affiliates................................       65,582
  Investment Advisory Fee...................................       30,558
  Fund Shares Repurchased...................................       17,145
Accrued Expenses............................................       93,473
Trustees' Deferred Compensation and Retirement Plans........        1,800
                                                              -----------
    Total Liabilities.......................................    3,088,058
                                                              -----------
NET ASSETS..................................................  $70,216,397
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $64,925,360
Net Unrealized Appreciation.................................    8,848,448
Accumulated Undistributed Net Investment Income.............       63,629
Accumulated Net Realized Loss...............................   (3,621,040)
                                                              -----------
NET ASSETS..................................................  $70,216,397
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $44,777,452 and 2,525,355 shares of
    beneficial interest issued and outstanding).............  $     17.73
    Maximum sales charge (5.75%* of offering price).........         1.08
                                                              -----------
    Maximum offering price to public........................  $     18.81
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,895,173 and 163,493 shares of
    beneficial interest issued and outstanding).............  $     17.71
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $956,984 and 54,056 shares of beneficial
    interest issued and outstanding)........................  $     17.70
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $21,586,788 and 1,217,047 shares of
    beneficial interest issued and outstanding).............  $     17.74
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period November 1, 2005 to February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $17,963).....  $   85,407
Interest....................................................      14,407
                                                              ----------
    Total Income............................................      99,814
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................      75,050
Registration and Filing Fees................................      73,209
Shareholder Services........................................      20,354
Legal.......................................................      16,445
Trustees' Fees and Related Expenses.........................      13,006
Custody.....................................................      12,638
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $8,242, $1,888, and $580, respectively)....      10,710
Other.......................................................      45,650
                                                              ----------
    Total Expenses..........................................     267,062
    Expense Fee Reduction ($75,050 Investment Advisory Fee
      and $53,553 Other)....................................     128,603
    Less Credits Earned on Cash Balances....................       2,633
                                                              ----------
    Net Expenses............................................     135,826
                                                              ----------
NET INVESTMENT LOSS.........................................  $  (36,012)
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  400,762
  Foreign Currency Transactions.............................      24,475
                                                              ----------
Net Realized Gain...........................................     425,237
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   5,266,444
                                                              ----------
  End of the Period:
    Investments.............................................   8,850,344
    Foreign Currency Translation............................      (1,896)
                                                              ----------
                                                               8,848,448
                                                              ----------
Net Unrealized Appreciation During the Period...............   3,582,004
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $4,007,241
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $3,971,229
                                                              ==========

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                           PERIOD ENDED          YEAR ENDED
                                                         FEBRUARY 28, 2006    OCTOBER 31, 2005
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss.............................     $   (36,012)        $    156,909
Net Realized Gain......................................         425,237            7,133,830
Net Unrealized Appreciation/Depreciation During the
  Period...............................................       3,582,004           (1,639,776)
                                                            -----------         ------------
Change in Net Assets from Operations...................       3,971,229            5,650,963
                                                            -----------         ------------

Distributions from Net Investment Income:
  Class A Shares.......................................             -0-                  -0-
  Class B Shares.......................................             -0-                  -0-
  Class C Shares.......................................             -0-                  -0-
  Class I Shares.......................................         (57,268)                 -0-
                                                            -----------         ------------
Total Distributions....................................         (57,268)                 -0-
                                                            -----------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       3,913,961            5,650,963
                                                            -----------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      48,636,812            6,544,090
Cost of Shares Repurchased.............................        (617,556)         (23,952,136)
                                                            -----------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      48,019,256          (17,408,046)
                                                            -----------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................      51,933,217          (11,757,083)
NET ASSETS:
Beginning of the Period................................      18,283,180           30,040,263
                                                            -----------         ------------
End of the Period (Including accumulated undistributed
  net investment income of $63,629 and $156,909,
  respectively)........................................     $70,216,397         $ 18,283,180
                                                            ===========         ============

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              DECEMBER 19, 2005
                                                              (COMMENCEMENT OF
CLASS A SHARES                                                 OPERATIONS) TO
                                                              FEBRUARY 28, 2006
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $16.47
                                                                   ------
  Net Investment Loss (a)...................................         (.01)
  Net Realized and Unrealized Gain..........................         1.27
                                                                   ------
Total from Investment Operations............................         1.26
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $17.73
                                                                   ======

Total Return (b)*...........................................        7.65%**
Net Assets at End of the Period (In millions)...............       $ 44.8
Ratio of Expenses to Average Net Assets (c)*................        1.53%
Ratio of Net Investment Loss to Average Net Assets*.........        (.52%)
Portfolio Turnover..........................................           6%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        2.46%
   Ratio of Net Investment Loss to Average Net Assets.......       (1.46%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended February 28, 2006.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              DECEMBER 19, 2005
                                                              (COMMENCEMENT OF
CLASS B SHARES                                                 OPERATIONS) TO
                                                              FEBRUARY 28, 2006
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $16.47
                                                                   ------
  Net Investment Loss (a)...................................         (.03)
  Net Realized and Unrealized Gain..........................         1.27
                                                                   ------
Total from Investment Operations............................         1.24
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $17.71
                                                                   ======

Total Return (b)*...........................................        7.53%**
Net Assets at End of the Period (In millions)...............       $  2.9
Ratio of Expenses to Average Net Assets (c)*................        2.28%
Ratio of Net Investment Loss to Average Net Assets*.........       (1.21%)
Portfolio Turnover..........................................           6%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        3.13%
   Ratio of Net Investment Loss to Average Net Assets.......       (2.07%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended February 28, 2006.

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              DECEMBER 19, 2005
                                                              (COMMENCEMENT OF
CLASS C SHARES                                                 OPERATIONS) TO
                                                              FEBRUARY 28, 2006
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $16.47
                                                                   ------
  Net Investment Loss (a)...................................         (.03)
  Net Realized and Unrealized Gain..........................         1.26
                                                                   ------
Total from Investment Operations............................         1.23
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $17.70
                                                                   ======

Total Return (b)*...........................................        7.47%**
Net Assets at End of the Period (In millions)...............       $  1.0
Ratio of Expenses to Average Net Assets (c)*................        2.28%
Ratio of Net Investment Loss to Average Net Assets*.........       (1.19%)
Portfolio Turnover..........................................           6%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        3.13%
   Ratio of Net Investment Loss to Average Net Assets.......       (2.04%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended February 28, 2006.

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  NOVEMBER 1,
                                    2005 TO                 YEAR ENDED OCTOBER 31,
CLASS I SHARES                    FEBRUARY 28,   --------------------------------------------
                                      2006        2005     2004     2003     2002      2001
                                  -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................     $15.36      $12.57   $10.50   $ 8.50   $  9.89   $ 14.59
                                     ------      ------   ------   ------   -------   -------
  Net Investment Income/Loss....       (.01)        .13      .10      .05       .01       .03
  Net Realized and Unrealized
    Gain/Loss...................       2.44        2.66     1.97     1.95     (1.40)    (3.19)
                                     ------      ------   ------   ------   -------   -------
Total from Investment
  Operations....................       2.43        2.79     2.07     2.00     (1.39)    (3.16)
                                     ------      ------   ------   ------   -------   -------
Less:
  Distributions from Net
    Investment Income...........        .05         -0-      -0-      -0-       -0-       -0-
  Distributions from Net
    Realized Gain...............        -0-         -0-      -0-      -0-       -0-      1.54
                                     ------      ------   ------   ------   -------   -------
Total Distributions.............        .05         -0-      -0-      -0-       -0-      1.54
                                     ------      ------   ------   ------   -------   -------
NET ASSET VALUE, END OF THE
  PERIOD........................     $17.74      $15.36   $12.57   $10.50   $  8.50   $  9.89
                                     ======      ======   ======   ======   =======   =======

Total Return (a)*...............     15.76%**    22.20%   19.71%   23.53%   -14.05%   -23.94%
Net Assets at End of the Period
  (In millions).................     $ 21.6      $ 18.3   $ 30.0   $ 50.1   $  56.5   $  72.0
Ratio of Expenses to Average Net
  Assets (b)*...................      1.28%       1.25%    1.25%    1.23%     1.10%     1.04%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*.......................      (.24%)       .64%     .63%     .55%      .08%      .26%
Portfolio Turnover..............         6%**       17%      37%      46%       32%       42%
*  If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (b).............      2.76%       2.37%    1.48%      N/A       N/A       N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.....................     (1.72%)      (.48%)    .40%      N/A       N/A       N/A

**  Non-annualized

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended February 28, 2006.

N/A--Not Applicable.

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Growth Fund (the "Fund"), formerly known as the 1838 International Equity Fund, is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation, with a secondary objective of income, by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on August 3, 1995. Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, on December 16, 2005, the Fund acquired substantially all of the assets and substantially all of the liabilities of the 1838 International Equity Fund in exchange for Class I shares of the Fund. As a result of the reorganization, Class I shares of the Fund are the accounting successor of the 1838 International Equity Fund. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. The Fund registered Class A Shares, Class B Shares, and Class C Shares on December 19, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At October 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $3,863,627 which will expire on October 31, 2011.

    All of this capital loss carryforward was acquired as a result of a reorganization with another regulated investment company. Please see Footnote 3 for details.

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $60,008,023
                                                                ===========
Gross tax unrealized appreciation...........................    $ 8,910,123
Gross tax unrealized depreciation...........................        (59,779)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 8,850,344
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $57,257

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the period ended February 28, 2006, the Fund's custody fee was reduced by $2,633 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................        .75%
Over $1 billion.............................................        .70

    Prior to December 16, 2005, the advisory fee was .75% of average daily net assets.

    For the period ended February 28, 2006, the Adviser waived approximately $75,000 of its advisory fees and $53,600 of other expenses. The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, 2.25% of Class C average net assets, and 1.25% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after August 31, 2006.

    For the period ended February 28, 2006, the Fund recognized expenses of approximately $100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Effective December 16, 2005, under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended February 28, 2006, the fund recognized expenses of approximately $20,600, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Effective December 16, 2005, Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended February 28, 2006, the Fund recognized expenses of approximately $16,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    Effective December 16, 2005, the Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. There were no investments in such funds at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At February 28, 2006, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 304 shares of Class A, 304 shares of Class B, and 304 shares of Class C.

    For the period ended February 28, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $138,800 and CDSC on redeemed shares of approximately $400. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

    For the period ended February 28, 2006 and the year ended October 31, 2005, transactions were as follows:

                                                FOR THE                      FOR THE
                                              PERIOD ENDED                  YEAR ENDED
                                           FEBRUARY 28, 2006             OCTOBER 31, 2005
                                        ------------------------    --------------------------
                                         SHARES         VALUE         SHARES         VALUE
Sales:
  Class A.............................  2,542,048    $44,020,916           -0-    $        -0-
  Class B.............................    168,494      2,922,438           -0-             -0-
  Class C.............................     54,057        941,136           -0-             -0-
  Class I.............................     40,703        752,322       454,074       6,544,090
                                        ---------    -----------    ----------    ------------
Total Sales...........................  2,805,302    $48,636,812       454,074    $  6,544,090
                                        =========    ===========    ==========    ============
Repurchases:
  Class A.............................    (16,693)   $  (289,008)          -0-    $       --0-
  Class B.............................     (5,001)       (86,979)          -0-             -0-
  Class C.............................         (1)           (19)          -0-             -0-
  Class I.............................    (14,102)      (241,550)   (1,654,064)    (23,952,136)
                                        ---------    -----------    ----------    ------------
Total Repurchases.....................    (35,797)   $  (617,556)   (1,654,064)   $(23,952,136)
                                        =========    ===========    ==========    ============

    Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, on December 16, 2005, the Fund acquired 1,190,446 shares of the 1838 International Equity Fund valued at $16,906,104 in exchange for Class I shares of the Fund.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

4. REDEMPTION FEE

Effective December 16, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended February 28, 2006, the Fund received redemption fees of approximately $600, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $47,588,415 and $2,149,476, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,500 and $100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's foreign currency exposure, maturity, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

included as a component or realized gain/loss on foreign currency transactions. As of February 28, 2006, there were no forward foreign currency contracts outstanding.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, recessionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN INTERNATIONAL GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  34, 134, 234
                                                                  IGF SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01007P-Y02/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust II

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006